Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Net expense recorder for materials and supplies	$ 12.5	$ 4.1	$ 3.6
Metal inventory adjustments
Inventories
Inventories	$ 1.5	$ 7.7